Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Net income attributable to equity holders of Sanofi		€ 8,371	€ 6,223		€ 12,294
Net income attributable to non-controlling interests		113	56	[1]	36	[1],[2]
Share of undistributed earnings from investments accounted for using the equity method		(48)	(15)		(339)	[2]
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		3,420	3,351		3,671	[2]
Gains and losses on disposals of non-current assets, net of tax	[3]	(711)	(300)		(301)	[2]
Gain on Regeneron investment arising from transaction of May 29, 2020, net of tax	[4]	0	0		(6,880)	[2]
Net change in deferred taxes		(578)	(356)		(221)	[2]
Net change in non-current provisions and other non-current liabilities	[5]	280	(37)		(133)	[2]
Cost of employee benefits (stock options and other share-based payments)		245	244		274	[2]
Impact of the workdown of acquired inventories remeasured at fair value		3	4		53	[2]
Other profit or loss items with no cash effect on cash flows generated by operating activities	[6]	138	(57)		(711)	[2]
Operating cash flow before changes in working capital		11,233	9,113		7,743	[2]
Adjustments to reconcile profit (loss) [abstract]
(Increase)/decrease in inventories		(927)	(357)		(593)	[2]
(Increase)/decrease in accounts receivable		(777)	185		(134)	[2]
Increase/(decrease) in accounts payable		452	451		86	[2]
Net change in other current assets and other current liabilities		545	1,130		316	[2]
Net cash provided by/(used in) operating activities	[7]	10,526	10,522		7,418	[2]
Cash flows from (used in) investing activities [abstract]
Acquisitions of property, plant and equipment and intangible assets		(2,201)	(2,043)		(2,083)	[2]
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[8]	(992)	(5,594)		(5,336)	[2]
Acquisitions of other equity investments		(488)	(311)		(137)	[2]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[9]	1,488	676		918	[2]
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax	[10]	134	42		0	[2]
Net proceeds from sale of Regeneron shares on May 29, 2020		0	0		10,370	[2]
Net change in other non-current assets		(16)	(68)		(113)	[2]
Net cash provided by/(used in) investing activities		(2,075)	(7,298)		3,619	[2]
Cash flows from (used in) financing activities [abstract]
Issuance of Sanofi shares		188	186		203	[2]
Dividends paid:
to shareholders of Sanofi		(4,168)	(4,008)		(3,937)	[2]
to non-controlling interests, excluding BMS		(99)	(48)		(44)	[2]
Additional long-term debt contracted		1,549	0		2,019	[2]
Repayments of long-term debt		(2,718)	(2,241)		(3,952)	[2]
Repayments of lease liabilities		(291)	(149)		(234)	[2]
Net change in short-term debt and other financial instruments	[11]	215	(414)		282	[2]
Acquisitions of treasury shares		(497)	(382)		(822)	[2]
Net cash provided by/(used in) financing activities		(5,821)	(7,056)		(6,485)	[2]
Impact of exchange rates on cash and cash equivalents		8	15		(64)	[2]
Net change in cash and cash equivalents		2,638	(3,817)		4,488	[2]
Cash and cash equivalents, beginning of period		10,098	13,915	[2],[12]	9,427	[2]
Cash and cash equivalents, end of period		€ 12,736	€ 10,098		€ 13,915	[2],[12]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	(a) Includes non-current financial assets.
[4]	(b) The gain on the sale of Regeneron shares is presented net of taxes, including deferred taxes of €115 million.
[5]	(c) This line item includes contributions paid to pension funds (see Note D.19.1.).
[6]	(d) This line item mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies and on instruments used to hedge such items.
[7]	(e) Including:

	2022	2021	2020
•Income tax paid	(2,452)	(1,280)	(2,051)
•Interest paid	(380)	(334)	(315)
•Interest received	173	3	37
•Dividends received from non-consolidated entities	1	2	—

[8]	(f) This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2022, it includes the net cash outflow on the acquisition of Amunix (see Note D.1.). For 2021, it includes the net cash outflows on the acquisitions of Kymab, Kiadis, Tidal, Translate Bio, Kadmon and Origimm (see Note D.2.1.). For 2020, it includes the net cash outflows on the acquisitions of Synthorx and Principia (see Note D.2.2.).
[9]	(g) For 2022, 2021 and 2020, this line item mainly comprises disposals of assets and activities related to portfolio streamlining and disposals of equity and debt instruments. For 2020, it also includes the sale to Baxter of operations relating to Seprafilm® for a selling price (before taxes) of €311 million. (see Note D.7.1.).
[10]	(h) For 2022, this line item includes the net cash inflows (before taxes) of €101 million on the divestment of EUROAPI (see Note D.1).
[11]	(i) This line item includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.
[12]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.